CASH AND CASH EQUIVALENTS	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
CASH AND CASH EQUIVALENTS

NOTE 5 — CASH AND CASH EQUIVALENTS

	As of December 31,
	2025	2024

Not restricted in use	$2,222,988	$1,614,933
Cash Pledged for bank facilities	200,000	-
Total	$2,422,988	$1,614,933

The amount of not restricted in use of US$2,222,988 is represented as Cash and cash equivalent on the consolidated balance sheet.

Cash pledge for bank facilities pertains to restricted bank balances that include security deposits for bill payables which represented as short term deposit on the consolidated balance sheet.

The rate of interest for the cash on term bank deposits range from 3.150% per annum.

The bank balances of the Group include placement of deposits with HSBC Bank of US$200,000.